Schedule of Derivative Financial Instruments Activity (Details) - November 13, 2017 [Member]	Dec. 31, 2017 USD ($) shares
Number of Warrants | shares	5,000,000
Fair Value on Issuance	$ 334,109
Gain/Loss on Derivatives	33,973
Fair Value, End of Period	$ 368,082